International Equity Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI® EAFE® Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.01%	4.98%	6.06%
International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.19%	3.86%	4.96%
International Equity Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	3.63%	4.41%